BETTER 10K - LEASES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Net investment in sales-type lease	$ 0.9	$ 11.1
Future maturity of payments, period	180 days	180 days